Reinhart Mid Cap PMV Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Communication Services - 1.5%
Live Nation Entertainment (a)	6,375	$ 1,146,799

Consumer Discretionary - 4.3%
Duolingo, Inc. (a)	11,460	1,700,206
Marriott International, Inc. - Class A	2,180	745,037
Tapestry, Inc.	7,545	930,977
		3,376,220

Consumer Staples - 7.9%
Coca-Cola Consolidated, Inc.	8,400	1,642,788
Dollar General Corp.	14,700	1,863,225
Sprouts Farmers Market (a)	31,975	2,623,229
		6,129,242

Energy - 1.8%
Baker Hughes, Class A	22,460	1,427,333

Financials - 22.2%
Affiliated Managers Group	6,100	2,245,959
American Financial Group	8,900	1,268,695
Fidelity National Financial	33,800	1,570,010
Fidelity National Information Services	20,300	827,631
First Citizens BancShares - Class A	870	1,883,028
Intercontinental Exchange	13,800	2,217,660
LPL Financial Holdings	5,800	2,146,783
M&T Bank	5,300	1,239,882
Progressive	7,640	1,666,131
White Mountains Insurance Group	1,018	2,139,846
		17,205,625

Health Care - 5.9%
Encompass Health	19,000	2,283,990
Lantheus Holdings (a)	22,500	2,271,600
		4,555,590

Industrials - 30.2% (b)
A O Smith Corp.	30,570	1,807,604
Acuity, Inc.	6,670	2,213,039
Allison Transmission Holdings	10,500	1,319,955
Copart, Inc. (a)	25,205	831,513
Insperity	42,060	2,243,901
Landstar System, Inc.	7,000	1,264,410
Paycom Software, Inc.	18,725	4,477,148
Sensata Technologies Holding	51,500	2,113,045
SS&C Technologies Holdings	26,300	2,182,111
TransUnion	34,855	2,959,538
U-Haul Holding, Series N	34,200	2,040,714
		23,452,978

Information Technology - 9.2%
Advanced Energy Industries, Inc.	6,370	1,763,598

Cognizant Technology Solutions - Class A	17,285		1,116,265
Keysight Technologies, Inc. (a)	6,340		2,045,918
Microchip Technology, Inc.	29,890		2,195,421
			7,121,202

Materials - 2.3%
Eagle Materials	9,005		1,749,311

Real Estate - 7.7%
Americold Realty Trust - REIT	114,700		1,714,765
Camden Property Trust - REIT	23,340		2,469,372
Rexford Industrial Realty - REIT	48,875		1,810,330
			5,994,467

Utilities - 2.3%
Xcel Energy, Inc.	23,800		1,801,422
TOTAL COMMON STOCKS (Cost $53,886,953)			73,960,189

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.8%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	3,686,696		3,686,696
TOTAL MONEY MARKET FUNDS (Cost $3,686,696)			3,686,696

TOTAL INVESTMENTS - 100.1% (Cost $57,573,648)			77,646,885
Liabilities in Excess of Other Assets - (0.1)%		(0.00063)	(48,521)
TOTAL NET ASSETS - 100.0%			$ 77,598,364

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Reinhart Mid Cap PMV Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 73,960,189	$ –	$ –	$ 73,960,189
Money Market Funds	3,686,696	–	–	3,686,696
Total Investments	$ 77,646,885	$ –	$ –	$ 77,646,885

Refer to the Schedule of Investments for further disaggregation of investment categories.